RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands		12 Months Ended
	May 11, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 07, 2024	Nov. 01, 2023	Oct. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Interest expense, net		$ 78,258	$ 39,403
Debt payable		410,474
Interest rate				13.00%	10.00%	6.00%
Board member
RELATED PARTY TRANSACTIONS AND BALANCES
Interest expense, net		1,006	0
Sira Naturals, Inc.
RELATED PARTY TRANSACTIONS AND BALANCES
Deferral term	2 years
Related party notes | Sira Naturals, Inc.
RELATED PARTY TRANSACTIONS AND BALANCES
Debt payable	$ 27,500
Interest rate	6.00%
Amortization Rate	10.00%
Senior secured notes
RELATED PARTY TRANSACTIONS AND BALANCES
Interest rate				13.00%
Related party debt | Mercer Park, L.P.
RELATED PARTY TRANSACTIONS AND BALANCES
Prepaid expenses		914	858
Related party debt | Board member
RELATED PARTY TRANSACTIONS AND BALANCES
Office expenses		0	54
Development fees		0	24
Rental fees		1,257	1,083
Interest expense, net		$ 9	$ 83